Components of other comprehensive loss	12 Months Ended
Mar. 31, 2018
Components of other comprehensive loss
Components of other comprehensive loss

31. Components of other comprehensive loss

        The following table summarizes the changes in the accumulated balance for each component of accumulated other comprehensive loss attributable to the Company.

	March 31,
	2016	2017	2018
Actuarial loss on defined benefit plan:
Actuarial loss on obligation	(9,758)	(8,873)	(5,047)
Income tax expense	355	733	187

Total	(9,403)	(8,140)	(4,860)

Foreign currency translation differences	(18,615)	44,997	(9,879)
Income tax expense	—	—	—

Balance at the end of period	(18,615)	44,997	(9,879)